Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
(Loss) Earnings Per Share
10.	EARNINGS (LOSS) PER SHARE
The calculation of the basic and diluted (loss) earnings per share attributable to owners of the Company is based on the following data:

	2017	2018	2019	2019
	RMB’000	RMB’000	RMB’000	US$’000
Earnings ( l oss)
Profit (loss) for the year attributable to owners of the Company	9,052	(7,982)	(104,870)		(15,064)

Number of shares
Weighted average number of ordinary shares for the purpose of earnings (loss) per share - Basic and diluted	206,500,000	206,500,000	206,500,000		206,500,000

E arnings (loss) per share
Basic	RMB 0.04	RMB (0.04)	RMB (0.51)	US$	(0.07)

Diluted	RMB 0.04	RMB (0.04)	RMB (0.51)	US$	(0.07)

The computation of diluted earnings (loss) per share in 2017, 2018 and 2019 does not assume the exercise of the Company’s share options under the share incentive plan as the exercise price of those options is higher than the average market price for shares (see Note 2
6
).